RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 5) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 19, 2019 (audited)
Total Liabilities	$13,150,815	$23,999,950	$37,150,765
Class A Common Stock Subject to Possible Redemption	333,314,490	(23,999,950)	309,314,540
Class A Common Stock	248	240	488
Additional Paid-in Capital	5,002,945	988,003	5,990,948
Accumulated Deficit	(4,065)	(988,243)	(992,308)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,331,449	(2,399,995)	30,931,454

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$13,284,099	$23,829,000	$37,113,099
Class A Common Stock Subject to Possible Redemption	333,347,150	(23,829,000)	309,518,150
Class A Common Stock	248	238	486
Additional Paid-in Capital	4,970,285	817,055	5,787,340
(Accumulated Deficit) Retained Earnings	28,595	(817,293)	(788,698)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,334,715	(2,382,900)	30,951,815

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$13,768,244	$20,947,150	$34,715,394
Class A Common Stock Subject to Possible Redemption	334,219,360	(20,947,150)	313,272,210
Class A Common Stock	239	209	448
Additional Paid-in Capital	4,098,084	(2,064,767)	2,033,317
Retained Earnings	900,810	2,064,558	2,965,368
Total Stockholders’ Equity	5,000,008	—	5,000,008
Number of Class A common stock subject to redemption	33,421,936	(2,094,715)	31,327,221

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$14,063,126	$16,653,150	$30,716,276
Class A Common Stock Subject to Possible Redemption	335,035,050	(16,653,150)	318,381,900
Class A Common Stock	231	166	397
Additional Paid-in Capital	3,282,402	(6,358,723)	(3,076,321)
Retained Earnings	1,716,495	6,358,557	8,075,052
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,503,505	(1,665,315)	31,838,190

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$14,082,333	$30,863,750	$44,946,083
Class A Common Stock Subject to Possible Redemption	334,879,810	(30,863,750)	304,016,060
Class A Common Stock	232	309	541
Additional Paid-in Capital	3,437,641	7,851,734	11,289,375
(Accumulated Deficit) Retained Earnings	1,561,255	(7,852,043)	(6,290,788)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	33,487,981	(3,086,375)	30,401,606

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$13,252,231	35,173,100	48,425,331
Class A Common Stock Subject to Possible Redemption	334,703,480	(35,173,100)	299,530,380
Class A Common Stock	234	352	586
Additional Paid-in Capital	3,613,969	12,161,041	15,775,010
(Accumulated Deficit) Retained Earnings	1,384,926	(12,161,393)	(10,776,467)
Total Stockholders’ Equity	5,000,004	—	5,000,004
Number of Class A common stock subject to redemption	33,470,348	(3,517,310)	29,953,038

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$17,639,744	$77,419,100	$95,058,844
Class A Common Stock Subject to Possible Redemption	329,968,280	(77,419,100)	252,549,180
Class A Common Stock	281	775	1,056
Additional Paid-in Capital	8,349,122	54,406,617	62,755,739
Accumulated Deficit	(3,350,275)	(54,407,392)	(57,757,667)
Total Stockholders’ Equity	5,000,003	—	5,000,003
Number of Class A common stock subject to redemption	32,996,828	(7,741,910)	25,254,918

Three months ended September 30, 2019 (unaudited)
Net income (loss)	$29,595	$(817,293)	$(787,698)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	8,855,652	—	8,855,652
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	0.00	(0.10)	(0.10)

Period from April 5, 2019 (inception) to September 30, 2019 (unaudited)
Net income (loss)	$28,595	$(817,293)	$(788,698)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	8,804,607	—	8,804,607
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	0.00	(0.10)	(0.10)

Period from April 5, 2019 (inception) to December 31, 2019 (audited)
Net income (loss)	$900,810	$2,064,558	$2,965,368
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,062,000	—	9,062,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.03)	0.23	0.20

Three months ended March 31, 2020 (unaudited)
Net income (loss)	$815,685	4,294,000	$5,109,685
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	0.45	0.43

Three months ended June 30, 2020 (unaudited)
Net income (loss)	$(155,240)	(9,916,600)	$(10,071,840)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(1.04)	(1.06)

Six months ended June 30, 2020 (unaudited)
Net income (loss)	$660,445	$(9,916,600)	$(9,256,155)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.04)	(1.04)	(1.08)

Three months ended September 30, 2020 (unaudited)
Net income (loss)	(176,329)	(14,225,950)	(14,402,279)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(1.49)	(1.51)

Nine months ended September 30, 2020 (unaudited)
Net income (loss)	$484,116	$(14,225,950)	$(13,741,834)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.06)	(1.49)	(1.55)

Year ended December 31, 2020 (audited)
Net income (loss)	$(4,251,085)	$(56,471,950)	$(60,723,035)
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	9,560,000	—	9,560,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.56)	(5.90)	(6.46)